Financial Risk Management	6 Months Ended
Jun. 30, 2025
Disclosure of Financial Risk Management [Abstract]
Financial Risk Management
24.
Financial Risk Management

Risk management policies are established by management, having been approved by the Company’s Board of Directors. Based on these policies, the Finance department has established a number of procedures and controls to identify, measure and manage risks deriving from the activity involving financial instruments. These policies, inter alia, prohibit the Group from speculating with derivatives.

Any activity involving financial instruments exposes the Group to credit risk, market risk and liquidity risk.

a) Credit risk

Credit risk arises from possible losses deriving from failure to comply with contractual obligations on the part of the counterparties of the Group, i.e., the possibility of not recovering financial assets at the amount recognized and within the established term.

The maximum credit risk exposure is as follows:

	June 30, 2025		December 31, 2024
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	34,819	—	29,243
Other receivables	—	464	—	428
Loans to employees	180	—	180	—
Trade and other financial receivables	180	35,283	180	29,671
Guarantee deposit	1,097	—	1,170	—
Non-current financial assets	1,097	—	1,170	—
Guarantee deposit	—	164	—	209
Financial investments	—	4,914	—	25,901
Other current financial assets	—	5,078	—	26,110
Total	1,277	40,361	1,350	55,781

The Sales and Finance departments establish credit limits for each customer based on information received from an entity specializing in Group solvency analysis. Refer to Note 11 B for further disclosure on the expected credit loss of customer sales and services.

b) Market risk

Market risk arises from possible losses deriving from fluctuations in the fair value or in future cash flows of financial instruments because of changes in market prices. Market risk includes interest rate, currency and other price risks.

Interest rate risk

Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates. The Group loans and borrowings balance as of June 30, 2025 and December 31, 2024 is broken down as follows:

(In thousand Euros)	Currency	June 30, 2025	December 31, 2024
Fixed rate Loan	EUR	17,366	16,799
Floating rate loan	EUR	164,179	181,670
		181,545	198,469

A 100 basis points change in interest rates would mean an increase (decrease) in profit or loss as of June 30, 2025 by Euros 907 thousand, as compared to Euros 834 thousand as of June 30, 2024. This analysis assumes that all other variables are held constant and considers only the effect of interest rates.

	June 30, 2025		June 30, 2024
	Profit or loss		Profit or loss
(In thousand Euros)	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	907	(907)	834	(834)

Currency risk

Currency risk is the risk of possible losses due to changes in the fair value of and future cash flows from financial instruments as a result of exchange rate fluctuations.

Cash and cash equivalents, trade and other financial receivables and other current assets / deferred charges are primarily the items included within the Group’s assets and liabilities that are denominated in a currency other than the functional currency.

The following table shows the impact of a reasonably possible strengthening or weakening of the Euro in each of the foreign currencies as of June 30. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	June 30, 2025		June 30, 2024
	Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	2,335	(2,853)	248	(248)

Other market price risk

The Group has derivative warrant liabilities (see Note 11) measured at FVTPL.

The derivative warrant liabilities of Euros 869 thousand as of June 30, 2025, as compared to Euros 2,168 thousand at December 31, 2024, are measured at fair value.

A change of the warrant price by 1% would result in an increase/decrease of the underlying warrant liabilities of Euros 9 thousand. ( 2024: Euros 31 thousand).

c) Liquidity risk

Liquidity risk arises where the Group might not hold, or have access to, sufficient liquid funds at an appropriate cost to settle its payment obligations at any given time.

Details of working capital are as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
Current assets	136,007	158,367
Current liabilities	152,557	175,751
Total	(16,550)	(17,384)

Although the working capital is negative, as indicated in Note 2, management has prepared detailed business and liquidity plans, including financial forecast, demonstrating the Company's ability to meet its operational and financial obligation as they com due. Therefore, the Group considers that it will have the necessary resources to meet its payment obligations arising from its operations. Refer to note 2 for details about the group financial position and the going concern assumptions applied in preparing the consolidated financial statements.

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2025 is as follows:

	June 30, 2025
(In thousand Euros)	Capital	Interest	Total
1 July 2025 - 30 June 2026	101,780	6,122	107,902
1 July 2026 - 30 June 2027	42,711	3,664	46,375
1 July 2027 - 30 June 2028	21,640	1,447	23,087
1 July 2028 - 30 June 2029	11,327	466	11,793
1 July 2029 - 30 June 2030	2,383	71	2,454
More than five years	1,704	5	1,709
	181,545	11,775	193,320

d) Capital management

For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The primary objective of the Group’s capital management is to maximize the shareholder value. The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of its financial requirements to attend its business plans. To maintain or adjust the capital structure, the Group may issue new shares or issue/repay debt financial instruments. The Group monitors capital management to ensure that it meets its financial needs to achieve its business objectives while maintaining its solvency.

No changes were made in the objectives, policies, or processes for managing capital with regard to the information disclosed in the 2024.